Private Placement Warrants and Recurring Fair Value Measurements (Details) - Schedule of fair value of the private placement warrants - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Fair Value Of The Private Placement Warrants Abstract
Risk-free interest rate	4.00%	1.30%
Expected term (years)	4 years 6 months	5 years 6 months
Expected volatility	53.30%	18.50%
Exercise price (in Dollars per share)	$ 11.5	$ 11.5
Dividend yield	0.00%	0.00%